Investment in Associates (Tables)	6 Months Ended
Jun. 30, 2021
Investment in Associates
Schedule of movements in investment in associates

June 30, 2021
As of January 1, 2021	21,759
Share of profit of associates	1,120
Dividend declared	(450)
As of June 30, 2021	22,429